RELATED PARTY TRANACTIONS (Details) - USD ($)		1 Months Ended				3 Months Ended
	Mar. 13, 2015	Dec. 17, 2018	Oct. 31, 2017	Oct. 30, 2017	Nov. 28, 2016	Dec. 31, 2018	Dec. 31, 2017
Rent expense						$ 11,671	$ 11,355
Repayments of notes payable			$ 7,891
Notes receivable						25,000
Interest receivable						$ 336
VoiceInterop Inc [Member]
Interest rate		35.00%
Maturity date		Feb. 10, 2019
Notes Payable, Other Payables [Member]
Interest rate				8.00%
Debt instrument, face value				$ 15,000
Maturity date				Jun. 30, 2019
Chief Executive Officer [Member]
Monthly salary					$ 200,000
Chief Financial Officer [Member]
Monthly salary	$ 96,000